OPERATING REVENUES - Schedule of contract assets (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Voyages in progress	$ 5,170	$ 2,808
Trade accounts receivable	30,439	27,650
Other current assets (capitalized fulfillment costs)	4,271	2,554
Total	$ 39,880	$ 33,012